OTHER ASSETS (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred financing costs	CAD 3.6	CAD 3.1
Deferred charges and other	1.6	2.9
Deferred benefit asset - pension plan (note 16)	0.4	0.0
Other Assets, Noncurrent	CAD 5.6	CAD 6.0	CAD 8.9